Leases - Summary of Amounts Recognized in Consolidated Income Statements (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information About Amounts Recognized In Consolidated Income Statement [Abstract]
Depreciation expense of ROU assets from continuing operations	₱ 7,315	₱ 6,898	₱ 5,661
Depreciation expense of ROU assets from discontinued operations		19	55
Interest expense on lease liabilities from continuing operations	3,935	3,266	2,057
Interest expense on lease liabilities discontinued operations		2	7
Variable lease payments (included in general and administrative expenses) from continuing operations	829	656	589
Variable lease payments (included in general and administrative expenses) from discontinued operations		(2)
Expenses relating to short-term leases (included in general and administrative expenses)	569	714	1,440
Expenses relating to leases of low-value assets (included in general and administrative expenses)		2	2
Total amount recognized in consolidated income statements	₱ 12,648	₱ 11,555	₱ 9,811